Income Taxes - Deferred Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Compensation and benefits, Assets	$ 542	$ 478
Loss and credit carryforwards, Assets	274	278
Other, Assets	399	399
Deferred income taxes, Assets, gross	1,216	1,155
Valuation allowance, Assets	(247)	(254)
Deferred income taxes, Assets	969	901
Property and equipment, Liabilities	432	468
Other, Liabilities	222	229
Deferred income taxes, Liabilities, gross	654	697
Deferred income taxes, Liabilities	$ 654	$ 697